Discontinued Operations - Schedule of Consolidated Statements of Cash flows Relating to Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities of discontinued operations
Net loss from discontinued operations		$ (317,123)	$ (317,123)	$ (104,595)
Loss on sale of subsidiary		316,343	(316,343)
Changes in current assets and liabilities:
Accounts payable		$ 3,791	$ 3,791	$ (16,844)